SHAREHOLDERS' EQUITY (Details Textual)	12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 ILS	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2011 Share Incentive Plan [Member] ILS
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares (in shares)				3,165,092
Stock Repurchased and Retired During Period, Value				$ 2,800,000
Treasury Stock, Value	1,863,000	2,287,000
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.24	$ 0.24	$ 0.24
Dividend paid	4,544,000	4,532,000	4,505,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					4,306,000			1,800,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Par Value (in dollars per share)					0.01			0.01
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years	5 years
Allocated Share-based Compensation Expense	72,000	58,000	80,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	240,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 5 months 12 days
Proceeds From Stock Options Exercised	424,000	73,000	41,000
Treasury Stock, Shares	2,549,692
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	322,000	165,000	73,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,108,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 84,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						5 years	7 years